Note 15 - Income Taxes (Details) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 179,551	$ 301,932
Federal SR & ED Expenditures [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	10,310,000	9,822,000
Ontario Harmonization Credits [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	400,000	427,000
Unclaimed ITCs [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 2,325,000	$ 2,089,000